Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Schedule of expenses recorded in connection with TSA

Systems and data communication	$0.5
Occupancy	0.1
General and administrative	0.5
Total	$1.1